Money Market Portfolio Average Annual Total Returns - Portfolio [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.40%	3.30%	2.22%
Variable Insurance U.S. Government Money Market Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.89%	2.88%
Spliced Variable Insurance U.S. Government Money Market Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.89%	2.88%	1.83%
Money Market Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	3.17%	2.20%